Financial instruments included in the statement of financial position and impact on income - Disclosure of Non-Current Financial Assets and Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 94,586	€ 41,780
Total financial assets, at fair value	94,586	41,780
Total financial liabilities	68,802	62,789
Total financial liabilities, at fair value	71,091	62,789
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	68,802	62,789
Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	45,543	48,608
Total financial liabilities, at fair value	47,821	48,608
Non-current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	45,543	48,608
Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	5,022	4,560
Total financial liabilities, at fair value	5,033	4,560
Current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	5,022	4,560
Trade payables and other payables
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	18,237	9,621
Total financial liabilities, at fair value	18,237	9,621
Trade payables and other payables | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	18,237	9,621
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	299	291
Total financial assets, at fair value	299	291
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total financial assets	19,004	101
Total financial assets, at fair value	19,004	101
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total financial assets	75,283	41,388
Total financial assets, at fair value	75,283	41,388
Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Total financial assets	0	0
Financial assets carried at fair value through profit or loss | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	0	0
Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets	94,586	41,780
Assets and liabilities carried at amortized cost | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	299	291
Assets and liabilities carried at amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total financial assets	19,004	101
Assets and liabilities carried at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 75,283	€ 41,388